Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Diluted net (loss) income per share	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21	$ 0.26	$ 0.15
Non-Redeemable Ordinary Shares
Diluted net (loss) income per share	$ (0.13)	$ 0.04	$ (0.11)	$ 0.21	$ 0.26	$ 0.15